SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.     SUBSEQUENT EVENTS

Starting from January 2020, a novel strain of coronavirus, COVID-19, has spread rapidly to many parts of China and other parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Group’s revenue and workforce are concentrated in China. Consequently, the recent outbreak of COVID-19 resulted in the suspension of the Group’s offline customer acquisition activities in February and March 2020. This has impacted the Group’s operations which resulted in an increase in delinquency volatilities and a significant decrease in revenues and loan volumes in the first quarter of 2020. Due to the Chinese government’s containment measures of COVID-19 during this period, which has been effective to date, there has been an initial recovery in the Group’s operations since April 2020. The situation remains dynamic and the extent to which COVID-19 will impact the business of the Group will depend on future developments of the outbreak, which are uncertain and cannot be predicted. As such, the financial impact of the Group of COVID-19 cannot be reasonably estimated at this time.

In January 2020, the Company entered into an agreement with CreditEase for the acquisition of four licensed companies from CreditEase. RMB726 million was subsequently paid to CreditEase as a deposit for the acquisition. The acquisition has not yet closed as of the date of the consolidated financial statements were issued.

In January 2020, the Company acquired all of the outstanding shares of Varengold Capital Securities Limited ("Varengold Securities") for a total consideration of RMB13 million. Varengold Securities is a securities dealer registered with Hong Kong Securities and Future Commission possessing Type 1 and Type 2 License.

The Company is in the process of completing its accounting evaluation on the above transaction.

In January 2020, the Company established a new VIE, Beijing Kechuang Xinlian Technology Co., Ltd. ("Beijing Kechuang"), to develop its credit card related business.